Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Changes in Accumulated Other Comprehensive Income (Loss) by Component

Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(23)	$7	$134	$(233)	$(115)
Change in Fair Value Recognized in AOCI	(10)	—	1	—	1	(8)
Amounts Reclassified from AOCI	11	4	—	5	—	20
Net Current Period Other Comprehensive Income	1	4	1	5	1	12
Balance in AOCI as of December 31, 2014	$1	$(19)	$8	$139	$(232)	$(103)

Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(8)	$(30)	$4	$112	$(415)	$(337)
Change in Fair Value Recognized in AOCI	10	2	3	—	177	192
Amounts Reclassified from AOCI	(2)	5	—	22	—	25
Net Current Period Other Comprehensive Income	8	7	3	22	177	217
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	5	5
Balance in AOCI as of December 31, 2013	$—	$(23)	$7	$134	$(233)	$(115)

Reclassifications from Accumulated Other Comprehensive Income (Loss)

Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Years Ended December 31, 2014 and 2013

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Vertically Integrated Utilities Revenues	$—	$(1)
Generation & Marketing Revenues	59	(10)
Purchased Electricity for Resale	(39)	8
Regulatory Assets/(Liabilities), Net (a)	(3)	—
Subtotal – Commodity	17	(3)

Interest Rate and Foreign Currency:
Interest Expense	6	7
Subtotal – Interest Rate and Foreign Currency	6	7

Reclassifications from AOCI, before Income Tax (Expense) Credit	23	4
Income Tax (Expense) Credit	8	1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15	3

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(21)	(21)
Amortization of Actuarial (Gains)/Losses	29	55
Reclassifications from AOCI, before Income Tax (Expense) Credit	8	34
Income Tax (Expense) Credit	3	12
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5	22

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$20	$25

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)
Changes in Fair Value Recognized in AOCI	(15)	(14)	(29)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Vertically Integrated Utilities Revenues	—	—	—
Generation & Marketing Revenues	(5)	—	(5)
Purchased Electricity for Resale	13	—	13
Other Operation Expense	—	—	—
Maintenance Expense	—	—	—
Interest Expense	—	4	4
Property, Plant and Equipment	—	—	—
Regulatory Assets (a)	2	—	2
Balance in AOCI as of December 31, 2012	$(8)	$(30)	$(38)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Securities Available for Sale

Total Accumulated Other Comprehensive Income (Loss) Activity for Securities Available for Sale
Year Ended December 31, 2012

(in millions)
Balance in AOCI as of December 31, 2011	$2
Changes in Fair Value Recognized in AOCI	2
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income:
Interest Income	—
Balance in AOCI as of December 31, 2012	$4

Appalachian Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2013	$94	$3,090	$20,551	$(20,784)	$2,951
Change in Fair Value Recognized in AOCI	1,686	—	—	2,702	4,388
Amounts Reclassified from AOCI	(1,780)	806	(1,333)	—	(2,307)
Net Current Period Other Comprehensive Income (Loss)	(94)	806	(1,333)	2,702	2,081
Balance in AOCI as of December 31, 2014	$—	$3,896	$19,218	$(18,082)	$5,032

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$(644)	$2,077	$19,118	$(50,449)	$(29,898)
Change in Fair Value Recognized in AOCI	768	—	—	29,665	30,433
Amounts Reclassified from AOCI	(30)	1,013	1,433	—	2,416
Net Current Period Other Comprehensive Income	738	1,013	1,433	29,665	32,849
Balance in AOCI as of December 31, 2013	$94	$3,090	$20,551	$(20,784)	$2,951

Reclassifications from Accumulated Other Comprehensive Income (Loss)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

APCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Years Ended December 31, 2014 and 2013

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2014	2013
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$(80)
Purchased Electricity for Resale	(527)	90
Other Operation Expense	(10)	(37)
Maintenance Expense	(20)	(31)
Property, Plant and Equipment	(17)	(35)
Regulatory Assets/(Liabilities), Net (a)	(2,165)	47
Subtotal – Commodity	(2,739)	(46)

Interest Rate and Foreign Currency:
Interest Expense	1,241	1,559
Subtotal – Interest Rate and Foreign Currency	1,241	1,559

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,498)	1,513
Income Tax (Expense) Credit	(524)	530
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(974)	983

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5,129)	(5,129)
Amortization of Actuarial (Gains)/Losses	3,079	7,334
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,050)	2,205
Income Tax (Expense) Credit	(717)	772
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,333)	1,433

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(2,307)	$2,416

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	—	(5,777)	—	—	(2,778)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Indiana Michigan Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2013	$46	$(15,976)	$4,901	$(4,480)	$(15,509)
Change in Fair Value Recognized in AOCI	1,130	—	—	(546)	584
Amounts Reclassified from AOCI	(1,176)	1,570	171	—	565
Net Current Period Other Comprehensive Income (Loss)	(46)	1,570	171	(546)	1,149
Balance in AOCI as of December 31, 2014	$—	$(14,406)	$5,072	$(5,026)	$(14,360)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$(446)	$(19,647)	$4,201	$(12,991)	$(28,883)
Change in Fair Value Recognized in AOCI	477	2,249	—	8,511	11,237
Amounts Reclassified from AOCI	15	1,422	700	—	2,137
Net Current Period Other Comprehensive Income	492	3,671	700	8,511	13,374
Balance in AOCI as of December 31, 2013	$46	$(15,976)	$4,901	$(4,480)	$(15,509)

Reclassifications from Accumulated Other Comprehensive Income (Loss)

I&M
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Years Ended December 31, 2014 and 2013

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2014	2013
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$(155)
Purchased Electricity for Resale	(812)	219
Other Operation Expense	(7)	(23)
Maintenance Expense	(7)	(14)
Property, Plant and Equipment	(10)	(20)
Regulatory Assets/(Liabilities), Net (a)	(973)	16
Subtotal – Commodity	(1,809)	23

Interest Rate and Foreign Currency:
Interest Expense	2,413	2,188
Subtotal – Interest Rate and Foreign Currency	2,413	2,188

Reclassifications from AOCI, before Income Tax (Expense) Credit	604	2,211
Income Tax (Expense) Credit	210	774
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	394	1,437

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(794)	(794)
Amortization of Actuarial (Gains)/Losses	1,056	1,872
Reclassifications from AOCI, before Income Tax (Expense) Credit	262	1,078
Income Tax (Expense) Credit	91	378
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	171	700

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$565	$2,137

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	—	(5,777)	—	—	(2,778)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Ohio Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2013	$105	$6,974	$58,447	$(58,447)	$7,079
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	(105)	(1,372)	—	—	(1,477)
Net Current Period Other Comprehensive Loss	(105)	(1,372)	—	—	(1,477)
Balance in AOCI as of December 31, 2014	$—	$5,602	$58,447	$(58,447)	$5,602

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$(912)	$8,095	$45,938	$(218,846)	$(165,725)
Change in Fair Value Recognized in AOCI	982	—	—	65,418	66,400
Amounts Reclassified from AOCI	22	(1,359)	12,509	—	11,172
Net Current Period Other Comprehensive Income (Loss)	1,004	(1,359)	12,509	65,418	77,572
Distribution of Cook Coal Terminal to Parent	—	—	—	19,652	19,652
Distribution of OPCo Generation to Parent	13	238	—	75,329	75,580
Balance in AOCI as of December 31, 2013	$105	$6,974	$58,447	$(58,447)	$7,079

Reclassifications from Accumulated Other Comprehensive Income (Loss)

OPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Years Ended December 31, 2014 and 2013

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2014	2013
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$(415)
Purchased Electricity for Resale	—	576
Other Operation Expense	(11)	(56)
Maintenance Expense	(11)	(26)
Property, Plant and Equipment	(18)	(45)
Regulatory Assets/(Liabilities), Net (a)	(122)	—
Subtotal – Commodity	(162)	34

Interest Rate and Foreign Currency:
Depreciation and Amortization Expense	(13)	7
Interest Expense	(2,098)	(2,098)
Subtotal – Interest Rate and Foreign Currency	(2,111)	(2,091)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,273)	(2,057)
Income Tax (Expense) Credit	(796)	(720)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,477)	(1,337)

Pension and OPEB
Amortization of Prior Service Cost (Credit)	—	(5,840)
Amortization of Actuarial (Gains)/Losses	—	25,085
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	19,245
Income Tax (Expense) Credit	—	6,736
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	12,509

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(1,477)	$11,172

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	—	(5,777)	—	—	(2,778)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Public Service Co Of Oklahoma [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in thousands)
Balance in AOCI as of December 31, 2013	$57	$5,701	$5,758
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	(57)	(758)	(815)
Net Current Period Other Comprehensive Loss	(57)	(758)	(815)
Balance in AOCI as of December 31, 2014	$—	$4,943	$4,943

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$21	$6,460	$6,481
Change in Fair Value Recognized in AOCI	68	—	68
Amounts Reclassified from AOCI	(32)	(759)	(791)
Net Current Period Other Comprehensive Income (Loss)	36	(759)	(723)
Balance in AOCI as of December 31, 2013	$57	$5,701	$5,758

Reclassifications from Accumulated Other Comprehensive Income (Loss)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

PSO
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Years Ended December 31, 2014 and 2013

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2014	2013
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Other Operation Expense	$(8)	$(25)
Maintenance Expense	(9)	(10)
Property, Plant and Equipment	(13)	(15)
Regulatory Assets/(Liabilities), Net (a)	(58)	—
Subtotal – Commodity	(88)	(50)

Interest Rate and Foreign Currency:
Interest Expense	(1,167)	(1,167)
Subtotal – Interest Rate and Foreign Currency	(1,167)	(1,167)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,255)	(1,217)
Income Tax (Expense) Credit	(440)	(426)
Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(815)	$(791)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	—	(5,777)	—	—	(2,778)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Southwestern Electric Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2013	$66	$(13,304)	$4,523	$271	$(8,444)
Change in Fair Value Recognized in AOCI	—	—	—	(285)	(285)
Amounts Reclassified from AOCI	(66)	2,268	(939)	—	1,263
Net Current Period Other Comprehensive Income (Loss)	(66)	2,268	(939)	(285)	978
Balance in AOCI as of December 31, 2014	$—	$(11,036)	$3,584	$(14)	$(7,466)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$22	$(15,571)	$4,778	$(7,089)	$(17,860)
Change in Fair Value Recognized in AOCI	83	—	—	7,360	7,443
Amounts Reclassified from AOCI	(39)	2,267	(255)	—	1,973
Net Current Period Other Comprehensive Income (Loss)	44	2,267	(255)	7,360	9,416
Balance in AOCI as of December 31, 2013	$66	$(13,304)	$4,523	$271	$(8,444)

Reclassifications from Accumulated Other Comprehensive Income (Loss)

SWEPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Years Ended December 31, 2014 and 2013

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2014	2013
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Other Operation Expense	$(13)	$(29)
Maintenance Expense	(10)	(15)
Property, Plant and Equipment	(11)	(17)
Regulatory Assets/(Liabilities), Net (a)	(67)	—
Subtotal – Commodity	(101)	(61)

Interest Rate and Foreign Currency:
Interest Expense	3,488	3,488
Subtotal – Interest Rate and Foreign Currency	3,488	3,488

Reclassifications from AOCI, before Income Tax (Expense) Credit	3,387	3,427
Income Tax (Expense) Credit	1,185	1,199
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,202	2,228

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1,912)	(1,785)
Amortization of Actuarial (Gains)/Losses	468	1,393
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,444)	(392)
Income Tax (Expense) Credit	(505)	(137)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(939)	(255)

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1,263	$1,973

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	—	(5,777)	—	—	(2,778)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Electric Generation, Transmission and Distribution Revenues	(16)	(43)	(109)	—	—
Purchased Electricity for Resale	440	1,151	3,002	—	—
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	—	(2)	(5)	1	—
Depreciation and Amortization Expense	—	—	4	—	—
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	—	—	—
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)